FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Foreign Currency Translation [Abstract]
Schedule of Foreign Currency Translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Foreign currency translation on:
Property, plant and equipment, at fair value	13	$2,810	$(2,501)	$2,640
Goodwill	17	106	(94)	149
Borrowings	14	(830)	874	(713)
Deferred income tax liabilities and assets	12	(722)	445	(670)
Other assets and liabilities		106	(10)	(132)
		$1,470	$(1,286)	$1,274